PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	S$’000	S$’000
At cost:
Computer and software	50	50
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	664
Less: Accumulated depreciation	(80)	(127)
Property and equipment, net	584	537

Leasehold Industrial Property under Operating Lease

The Company owns a leasehold industrial property which is classified under property and equipment, as it is not held for sale or for investment purposes. Although the property is currently leased to third parties under operating lease arrangements, its classification as property and equipment is appropriate under U.S. GAAP because the property is not held for capital appreciation or investment income, and rental activities are not part of the Company’s principal operations. The carrying value of the leased industrial property as of December 31, 2025 is $500,000.

Rental income recognized for the years ended December 31, 2023, 2024 and 2025 were S$ nil, S$ 30,000 and S$32,000, respectively.

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were S$31,000, S$48,000 and S$48,000, respectively, recognized under general and administrative expenses.